Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 74,208	$ 74,736
Work in Process	13,268	13,497
Finished goods	601,267	472,594
Cost of projects	162,649	297,951
Inventories, gross	851,392	858,778
Allowance for slow-moving or obsolete inventories	(254,609)	(227,168)
Inventories, net	$ 596,783	$ 631,610